UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21962

Epiphany Funds

(Exact name of registrant as specified in charter)

106 Decker Court, Suite 225, Irving, TX 75062

(Address of principal executive offices)(Zip code)

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 320-2185

Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Epiphany FFV Fund
	Schedule of Investments
	July 31, 2016 (Unaudited)

Shares		Value

COMMON STOCKS - 96.18%

Agricultural Chemicals - 1.12%
3,084	Monsonto Co.	$ 329,279

Beverages - 2.77%
18,766	Coca-Cola Enterprises	818,761

Biological Products (No Diagnostic Substances) - 3.99%
4,067	Biogen, Inc. *	1,179,145

Computer & Office Equipment - 2.66%
4,887	International Business Machines Corp.	784,950

Converted Paper & Paperboard Products (No Containers/Boxes) - 2.31%
5,256	Kimberly Clark Corp.	680,915

Electric & Other Services Combined - 0.49%
3,114	Public Service Enterprise Group, Inc.	143,275

Electromedical & Electrotherapeutic Apparatus - 4.11%
14,603	St. Jude Medical, Inc.	1,212,633

Electronic & Other Electrical Equipment (No Computer Equipment) - 3.86%
20,402	Emerson Electric Co.	1,140,472

Electronic Computers - 3.41%
9,671	Apple, Inc.	1,007,815

Farm Machinery & Equipment - 2.25%
8,558	Deere & Co.	665,042

Fire, Marine & Casualty Insurance - 3.18%
8,088	The Travelers Companies, Inc.	939,987

Food & Kindred Products - 5.22%
12,828	Campbell Soup Co.	798,800
8,332	Mead Johnson Nutrition Co.	743,214
		1,542,014
General Industrial Machinery & Equipment - 2.78%
7,107	Illinois Tool Works, Inc.	820,148

Men's & Boy's Furnishings, Work Clothing & Allied Garments - 0.91%
4,328	V.F. Corp.	270,197

Metalworking & Machinery & Equipment - 3.57%
17,000	Lincoln Electric Holdings, Inc.	1,055,020

Motor Vehicles & Passenger Car Bodies - 2.62%
61,053	Ford Motor Co.	772,931

National Commercial Banks - 4.47%
3,371	PNC Financial Services Group, Inc.	278,613
24,700	U.S. Bancorp.	1,041,599
		1,320,212
Petroleum Refining - 2.56%
19,160	Marathon Petroleum Corp.	754,712

Pharmaceutical Preparations - 2.82%
7,428	Celgene Corp. *	833,347

Plastic Material, Synth Resin/Rubber, Cellulos (No Glass) - 2.67%
16,732	Sealed Air Corp.	789,415

Plastic Products, NEC - 1.18%
6,666	Newell Rubbermaid, Inc.	349,698

Retail-Auto & Home Supply Stores - 3.14%
5,456	Advanced Auto Parts, Inc.	926,756

Retail-Drug Stores & Proprietary Stores - 3.82%
14,828	Express Scripts Holding Co.	1,127,966

Retail-Family Clothing Stores - 2.82%
10,207	TJX Companies, Inc.	834,116

Retail-Grocery Stores - 2.39%
20,617	Kroger Co.	704,895

Retail-Lumber & Other Building Matericals Dealers - 3.83%
13,739	Lowe's Companies, Inc.	1,130,445

Retail-Variety Stores - 3.96%
7,000	Costco Wholesale Crop.	1,170,540

Semiconductors & Related Devices - 4.20%
17,796	Texas Instruments, Inc.	1,241,271

Services-Business Services, NEC - 2.84%
10,729	Visa, Inc.	837,399

Services-Computer Integrated Systems Design - 1.55%
21,429	Mentor Graphics Corp.	457,724

Surgical & Medical Instruments & Apparatus - 5.90%
6,177	3M Co.	1,101,730
5,505	Stryker Corp.	640,122
		1,741,852
Trucking & Courier Services (No Air) - 2.77%
7,570	United Parcel Services, Inc. Class-B	818,317

TOTAL FOR COMMON STOCKS (Cost $25,213,552) - 96.18%		28,401,249

LIMITED PARTNERSHIP - 3.01%
12,205	Magellan Midstream Partners L.P.	889,256

TOTAL FOR LIMITED PARTNERSHIPS (Cost $907,112) - 3.01%		889,256

SHORT TERM INVESTMENTS - 0.74%
218,855	Fidelity Money Market Portfolio Institutional Class 0.54% **	218,855

TOTAL FOR SHORT-TERM INVESTMENTS (Cost $218,855) - 0.74%		218,855

TOTAL INVESTMENTS (Cost $26,339,519) *** - 99.93%		29,509,360

OTHER ASSETS LESS LIABILITIES - 0.07%		21,268

NET ASSETS - 100.00%		$ 29,530,628

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at July 31, 2016.

*** At July 31, 2016 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $26,339,519 amounted to $3,169,841, which consisted of aggregate gross unrealized appreciation of $3,710,762 and aggregate gross unrealized depreciation of $540,921.

NOTES TO FINANCIAL STATEMENTS
Epiphany FFV Fund
1. SECURITY TRANSACTIONS

At July 31, 2016 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $26,339,519 amounted to $3,169,841, which consisted of aggregate gross unrealized appreciation of $3,710,762 and aggregate gross unrealized depreciation of $540,921.

2. SECURITY VALUATION
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of July 31, 2016, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$ 28,401,249	$ -	$ -	$ 28,401,249
Limited Partnerships	$ 889,256	$ -	$ -	$ 889,256
Short-Term Investments:
Fidelity Money Market Portfolio Institutional Class	218,855	-	-	218,855
	$ 29,509,360	$ -	$ -	$ 29,509,360

There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Fund's policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

	Epiphany FFV Strategic Income Fund
	Schedule of Investments
	July 31, 2016 (Unaudited)

Shares		Value

COMMON STOCKS - 5.10%

Air Transportation, Scheduled - 0.07%
454	Delta Air Lines, Inc.	$ 17,593

Auto Controls for Regulating Residential & Commercial Environments & Appliances - 0.10%
391	Ingersoll-Rand PLC. (Ireland)	25,908

Banks - 0.11%
355	The PNC Financial Services Group, Inc.	29,341

Beverages - 0.14%
388	Dr. Pepper Snapple Group, Inc.	38,222

Biological Products (No Diagnostic Substances) - 0.11%
167	Amgen, Inc.	28,729

Computer Storage Devices - 0.05%
443	NetApp, Inc.	11,673
34	Western Digital Corp.	1,615
		13,288
Electric Services - 0.27%
309	NextEra Energy, Inc.	39,642
437	Pinnacle West Capital Corp.	34,466
		74,108
Electric & Other Services Combined - 0.18%
314	Exelon Corp.	11,706
570	WEC Energy Group, Inc.	36,999
		48,705
Electromedical & Electrotherapeutic Apparatus - 0.13%
406	Medtronic, Inc. (Ireland)	35,578

Food & Kindred Products - 0.19%
429	B&G Foods, Inc. Class A	22,132
453	Campbell Soup Co.	28,208
		50,340
Grain Mill Products - 0.07%
151	Ingredion, Inc.	20,119

Hospital & Medical Service Plans - 0.15%
342	Aetna, Inc.	39,402

Hotels & Motels - 0.11%
402	Wyndham Worldwide Corp.	28,550

Household Appliances - 0.13%
179	Whirlpool Corp.	34,432

Investment Advice - 0.08%
235	Ameriprise Financial, Inc.	22,522

Life Insurance - 0.10%
634	MetLife, Inc.	27,097

Malt Beverages - 0.16%
414	Molson Coors Brewing Co. Class-B	42,294

Mens & Boys Furnishings Work Clothing & Allied Garments - 0.09%
408	V.F. Corp.	25,471

Motor Vehicle Parts & Accessories - 0.15%
346	Lear Corp.	39,254

Natural Gas Distribution - 0.25%
432	Atmos Energy Corp.	34,469
476	WGL Holdings, Inc.	33,696
		68,165
Natural Gas Transmission & Distribution- 0.20%
787	Oneok, Inc.	35,250
514	Spectra Energy Corp.	18,489
		53,739

Oil & Gas Field Services, NEC - 0.03%
171	Halliburton Co.	7,466

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 0.13%
264	Zimmer Holdings, Inc.	34,621

Plastic Materials, Synth Resin, Rubber, Cellulos (No Glass) - 0.31%
435	Eastman Chemical Co.	28,375
361	Sealed Air Corp.	17,032
720	The Dow Chemical Co.	38,642
		84,049
Railroads, Line-Haul Operating - 0.12%
334	Union Pacific Corp.	31,079

Retail-Apparel & Accessory Stores - 0.10%
1,039	Hanesbrands, Inc.	27,700

Retail-Drug Stores & Proprietary Stores - 0.30%
363	CVS Health Corp.	33,657
214	Target Corp.	16,121
899	The Kroger Co.	30,737
		80,515
Retail-Family Clothing Stores - 0.14%
471	TJX Companies, Inc.	38,490

Search, Detection, Navagation, Guidance, Aeronautical Systems - 0.12%
238	Raytheon Co.	33,208

Semi-Conductors & Related Devices - 0.01%
13	Broadcom Ltd. Class A (Singapore)	2,106

Services-Business Services - 0.26%
341	Accenture, Plc. Class-A (Ireland)	38,468
476	Broadridge Financial Solutions, Inc.	32,216
		70,684
Services-Help Supply Services - 0.10%
400	Manpower Group, Inc.	27,760

Services-Prepackaged Software - 0.08%
386	Microsoft Corp.	21,878

State Commerical Banks - 0.13%
526	State Street Corp.	34,600

Surgical & Medical Instruments & Apparatus - 0.18%
130	3M Co.	23,187
145	Becton Dickinson & Co.	25,520
		48,707
Water Supply - 0.17%
548	American Water Works Co.	45,254

Wholesale-Drugs, Proprietaries & Druggists' Sundries - 0.10%
326	Cardinal Health, Inc.	27,254

TOTAL FOR COMMON STOCKS (Cost $1,066,661) - 5.10%		1,378,228

CORPORATE BONDS - 32.62%

Banking - 9.76%
250,000	Bank of America Corp., 5.875%, 01/05/2021	287,692
200,000	Barclays Plc, 3.65%, 03/16/2025	197,193
65,000	BB&T Corp. 4.90%, 06/30/2017	67,053
250,000	Capital One, 1.65%, 02/15/2018	250,601
250,000	Discover Bank, 7.00%, 04/15/2020	284,422
130,000	Fifth Third Bancorp 4.50%, 06/01/2018	136,618
250,000	Gold Sachs Group, 4.00%, 03/03/2024	270,769
100,000	HSBC USA, Inc. 2.625%, 09/24/2018	101,823
200,000	Huntington National Bank 2.20%, 04/19/2019	202,816
225,000	JPMorgan Chase & Co., 4.25%, 10/15/2020	244,768
250,000	Manufacturers & Traders Trust Co., 2.10%, 02/06/2020	254,025
60,000	PNC Financial Services, 6.375%, 12/31/2049	67,425
225,000	Suntrust Banks, Inc., 6.00%, 02/15/2026	270,581
		2,635,786
Gaming, Lodging & Restaurants - 0.95%
242,000	Wyndham Worldwide Corp., 4.25%, 03/01/2022	255,888

Home & Office Products - 1.85%
283,000	Dr. Horton, Inc., 3.750%, 03/01/2019	290,783
200,000	Toll Brothers Finance Corp., 4.00%, 12/31/2018	209,000
		499,783
Household Products - 0.78%
200,000	Clorox Co., 3.05%, 09/15/2022	209,571

Institutional Financial Services - 0.99%
250,000	Morgan Stanley, 3.75%, 02/25/2023	267,105

Insurnace - 2.06%
250,000	American International Group, 4.875%, 06/01/2022	280,349
200,000	Anthem, Inc., 7.00%, 02/15/2019	226,318
50,000	Hartford Financial Services Group, Inc. 5.50%, 10/15/2016	50,460
		557,127
Oil, Gas & Coal - 3.39%
200,000	Apache Corp. Sr Nt 3.625%, 02/01/2021	209,536
150,000	Buckeye Partners, L.P. 5.50%, 08/15/19	160,706
100,000	Buckeye Partners L.P. 2.65% 11/15/2018	101,159
150,000	ConocoPhillips 5.75%, 02/01/2019	164,370
100,000	Devon Energy Corp., 6.30%, 01/15/2019	108,514
175,000	Transocean Inc. 6.00, 03/15/2018 (Cayman Islands)	170,625
		914,910
Real Estate - 0.90%
216,000	HCP, Inc., 5.375%, 02/01/2021	243,094

Retail-Drug Stores & Proprietary Stores - 3.72%
225,000	CVS Health Corp., 2.75%, 12/01/2022	234,879
250,000	CVS Health Corp., 2.875%, 06/01/2026	257,677
250,000	Staples, Inc., 2.75%, 01/12/2018	253,146
250,000	The Kroger Co., 2.60%, 02/01/2021	259,511
		1,005,213
Security & Commodity Brokers, Dealers, Exchanges & Services - 0.98%
250,000	NASDAQ, Inc., 5.25%, 01/16/2018	263,591

Semiconductors - 1.88%
225,000	KLA-TENCOR Corp., 4.65%, 11/01/2024	248,191
250,000	Lam Research Corp., 3.45%, 06/15/2023	260,667
		508,858
Services-Personal Services - 0.89%
230,000	Block Financial LLC, 4.125%, 10/01/2020	239,436

Specialty Finance - 2.66%
250,000	Ford Motor Credit Co., 3.35%, 05/20/2026	246,685
250,000	Visa, Inc., 2.80%, 12/14/2022	264,235
200,000	Western Union Co., 3.35%, 05/22/2019	206,165
		717,085
Technology Services - 1.01%
250,000	IBM Corp., 3.625%, 02/12/2024	274,049

Telecom - 0.80%
200,000	Frontier Communications Corp., 8.50%, 04/15/2020	215,200

TOTAL FOR CORPORATE BONDS (Cost $8,692,053) - 32.62%		8,806,696

LIMITED PARTNERSHIPS - 0.43%

Oil, Gas & Coal - 0.43%
136	Alliance Holdings GP L.P.	3,460
431	Energy Transfer Partners L.P.	17,025
1,329	Enterprise Products Partners L.P.	37,837
1,497	Global Partners L.P.	20,210
531	Magellan Midstream Partners L.P.	38,687

TOTAL FOR LIMITED PARTNERSHIPS (Cost $129,592) - 0.43%		117,219

MUNICIPAL BONDS - 5.75%

Delaware - 0.22%
65,000	Delaware State Housing Authority 2.75%, 12/01/2041	60,754

Kentucky - 0.97%
250,000	Kentucky State Housing Corp. 3.168%, 01/01/2020	261,805

Maryland - 0.25%
15,000	Maryland State Community Dev. Admin. Dept. 5.75%, 09/01/2039	15,336
50,000	Maryland State Community Dev. Admin. Dept. 6.50%, 03/01/2043	53,096
		68,432
Massachusetts - 0.50%
130,000	Massachusetts Housing Finance Agency 3.279%, 12/01/2020	135,355

New Mexico - 0.04%
10,000	New Mexico Mortgage Finance Authority 6.35%, 01/01/2028	10,241

North Carolina - 0.61%
35,000	North Carolina State Housing 4.00%, 01/01/ 2034	35,268
130,000	North Carolina State Housing 4.65%, 07/01/2021	130,397
		165,665
New Mexico - 0.82%
200,000	Pennsylvania St Higher Education FACS Auth Revenue, 4.00%, 06/15/2023	221,478

Tennessee - 1.01%
250,000	Tennessee Valley Authority, 2.875%, 09/15/2024	272,468

Washington - 1.32%
100,000	King County WA School District #411, 1.293% 12/01/2018	101,158
250,000	Port Camas Washougal Washington 2.00%, 12/01/2019	254,613
		355,771

TOTAL FOR MUNICIPAL BONDS (Cost $1,531,120) - 5.75%		1,551,969

PREFERRED SECURITIES - 17.49%

Banking - 2.90%
6,000	BB&T Corp. PFD, 5.625%, 12/31/49	157,920
5,000	Citigroup, Inc. PFD, 6.875%, 02/12/19	137,950
4,000	HSBC Holdings Plc. PFD 8.125%, 12/31/49 (U.K.)	111,360
4,000	JPMorgan Chase & Co. PFD 6.125%, 12/31/49	108,400
6,000	TCF Financial Co. PFD 7.50%, 12/31/49	159,660
4,000	US Bancorp. PFD 5.15%, 12/31/49	108,240
		783,530
Computer & Office Equipment - 0.40%
4,000	Pitney Bowes, Inc. PFD, 6.70%, 03/07/43	108,960

Electric & Other Services Combined - 0.41%
4,000	Interstate Power & Light Co. PFD, 5.10%, 12/31/49	110,720

Institutional Financial Services - 2.27%
4,800	BGC Partners, Inc. PFD 8.125%, 06/15/452	130,128
4,000	KKR Financial Holdings LLC, PFD 7.375%, 12/31/50	109,280
4,750	Raymond James Financial, Inc., PFD 6.9%, 03/15/42	125,400
5,386	State Street Corp. PFD 5.25%, 12/31/49	141,706
4,000	The Bank of New York Mellon Corp. PFD 5.20%, 12/31/49	105,720
		612,234
Insurance - 4.01%
4,000	Aegon N.V. PFD 6.50%, 12/31/49	106,160
4,000	Amtrust Financial Services Class A PFD 6.75%, 12/31/49	103,002
5,000	Arch Capital Group, Inc., PFD 6.75%, 12/31/2049	137,750
6,000	Aviva PLC PFD 8.25%, 12/01/41	159,300
4,000	Axis Capital Holdings, Ltd. 6.875%, 04/15/17 (Bermuda)	105,520
4,000	PartnerRe Ltd. Series E 7.25%, 12/31/2049 (Bermuda)	105,640
4,737	PartnerRe OFD 7.25%, 12/31/49 (Bermuda)	144,431
4,000	Prudential Financial, Inc., PFD 5.75%, 12/15/2032	107,280
4,000	The Allstate Corp. PFD 6.625%, 12/31/49	113,240
		1,082,323
Radio Telephone Communications - 0.38%
4,000	Telephone & Data Systems, Inc., 7.00%, 03/15/56	102,080

Real Estate - 2.49%
5,000	Corporate Office Properties Trust Series L PFD 7.375%, 12/31/49	132,809
6,000	Hospitality Properties Trust PFD 7.000%, 12/31/49	154,560
4,000	LaSalle Hotel Properties PFD 7.50%, 12/31/2049	102,560
2,000	Post Properties, Inc. Series A PFD 8.50%, 12/31/49	138,429
5,500	Public Storage, 5.75%, 12/31/2049	144,375
		672,733
Retail-Discretionary - 0.50%
5,000	Ebay, Inc. PFD 6.00%, 02/01/2056	133,900

Specialty Finance - 2.38%
6,500	Allied Capital Corp. PFD 6.875%, 04/15/47	167,960
5,907	American Capital Agency, 8%, 12/31/49	156,240
4,132	Annaly Capital Series C, 7.625%, 12/31/49	107,184
4,000	Aspen Insurance Holdings Ltd. PFD 7.401%, 12/31/49 ** (Bermuda)	102,000
4,000	Charles Schwab & Co. PFD	109,960
		643,344
Utilities - 0.90%
5,000	NextEra Energy Capital Holdins, Inc. FD 5.625%, 06/15/72	129,950
4,000	The Southern Co. PFD 6.25%, 10/15/75	112,000
		241,950
Wireless Telecommunication Services - 0.85%
3,900	Qwest Corp. PFD 7.00%, 04/01/52	101,907
5,000	Qwest Corp. PFD 7.50%, 09/15/51	128,150
		230,057

TOTAL FOR PREFERRED SECURITIES (Cost $4,601,350) - 17.49%		4,721,831

REAL ESTATE INVESTMENT TRUSTS - 0.74%
327	Equity Residential	22,233
691	HCP, Inc.	27,108
787	National Retail Properties, Inc.	41,837
866	Omega Healthcare Investors, Inc.	29,877
137	Sovran Self Storage, Inc.	14,024
604	Weingarten Realty Investors	26,087
477	Welltower, Inc.	37,840

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $156,6870) - 0.74%		199,006

U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 34.75%

Federal Farm Credit Banks - 6.42%
300,000	Federal Farm Credit Banks 2.87%, 11/18/2024	301,792
300,000	Federal Farm Credit Banks 2.32%, 06/23/2025	300,623
300,000	Federal Farm Credit Banks 2.62%, 03/28/2025	302,648
300,000	Federal Farm Credit Banks 3.12%, 10/05/2026	300,412
300,000	Federal Farm Credit Banks 2.71%, 06/20/2028	301,294
225,000	Federal Farm Credit Banks 3.53%, 12/23/2030	225,653
		1,732,422
Federal Home Loans Banks - 3.40%
300,000	Federal Home Loans Banks 2.15%, 10/21/2022	300,244
300,000	Federal Home Loans Banks 2.50%, 05/30/2023	318,668
300,000	Federal Home Loans Banks 2.09%, 07/19/2024	300,059
		918,971
Federal Home Mortgage Associations - 4.94%
200,000	Federal Home Loan Mortgage Credit 0.875%, 03/07/2018	200,345
150,000	Federal Home Loan Mortgage Credit 2.375%, 01/13/2022	158,974
145,970	Federal Home Loan Mortgage Credit Class AC CMO 2.25%, 02/15/2028	147,289
2,613	Federal Home Loan Mortgage Credit Pool #1B4069 4.706%, 05/01/2038 ***	2,744
26,020	Federal Home Loan Mortgage Credit Pool #407172 2.220%, 09/01/2022 ***	26,188
5,443	Federal Home Loan Mortgage Credit Pool #755028 2.845%, 11/01/2018 ***	5,487
4,695	Federal Home Loan Mortgage Credit Pool #845590 2.845%, 01/01/2024 ***	4,726
10,487	Federal Home Loan Mortgage Credit Pool #845965 2.434%, 01/01/2024 ***	10,793
248,430	Freddie Mac Gold Pool #G30920 2.50%, 05/01/2036	256,436
248,351	Freddie Mac Gold Pool #G08705 3.00%, 05/01/2046	258,441
248,303	Freddie Mac Gold Pool #G08706 3.50%, 05/01/2046	262,150
		1,333,573
Federal National Mortgage Associations - 11.92%
250,000	Federal National Mortgage Association 1.52%, 07/28/2021	250,189
350,000	Federal National Mortgage Association 2.23%, 12/06/2022	350,132
225,000	Federal National Mortgage Association 2.625%, 09/06/2024	242,236
300,000	Federal National Mortgage Association 2.125%, 04/24/2026	309,596
150,000	Federal National Mortgage Association 5.375%, 06/12/2017	156,152
227,914	Federal National Mortgage Association 2.50%, 04/01/2045	231,462
248,077	Federal National Mortgage Association 3.00%, 05/01/2036	260,999
264,231	Federal National Mortgage Association 3.00%, 08/25/2036	277,557
250,000	Federal National Mortgage Association 3.00%, 12/25/2040	261,390
311,736	Federal National Mortgage Association 3.50%, 10/25/2042	335,308
248,989	Federal National Mortgage Association 3.00%, 05/01/2046	259,298
29,677	Federal National Mortgage Association Pool #279880 1.705%, 04/01/2024 ***	30,083
62,274	Federal National Mortgage Association Pool #462285 2.435%, 06/01/2036***	64,221
13,411	Federal National Mortgage Association Pool #551037 2.583%, 11/01/2020 ***	13,649
48,526	Federal National Mortgage Association Pool #745776 2.792%, 07/01/2036 ***	51,348
8,782	Federal National Mortgage Association Pool #791573 2.545%, 08/01/2034 ***	9,242
55,489	Federal National Mortgage Association Pool #883017 2.424%, 06/01/2036 ***	58,769
50,549	Federal National Mortgage Association Pool #888386 2.477%, 03/01/2038 ***	53,003
5,029	Federal National Mortgage Association Pool #995350 4.581%, 09/01/2038 ***	5,206
		3,219,840
Federal Home Loans Mortgage Corporation Collateralized Mortgage Obligations - 1.15%
293,890	FHR 4447 PA Mortgage 3.00%, 12/15/2044	311,830

Federal National Mortgage Associations Collateralized Mortgage Obligations - 2.33%
130,164	FNA 2013-M9 Class Asq2 CMO 1.8248%, 06/25/2018	131,499
108,998	FNR 2013-124 Class BD CMO 2.50%, 12/25/2028	111,670
242,500	FNR 2012-134 Class BD CMO 3.00%, 10/25/2042	258,020
126,754	FNR 2013-41 Class Ae CMO 2.00%, 07/25/2037	127,239
		628,428
Government National Association - 0.78%
197,751	Government National Association Series 2012-047 Cl Va 3.50%, 07/23/2023	210,320

Government National Association - 2.70%
11,930	Government National Mortgage Association Pool #008062 2.125%, 10/20/2022 ***	12,227
39,618	Government National Mortgage Association Pool #008120 5.500%, 01/20/2023 ***	40,730
6,822	Government National Mortgage Association Pool #008228 6.750%, 07/20/2023 ***	7,009
6,675	Government National Mortgage Association Pool #008259 1.625%, 08/20/2023 ***	6,858
24,406	Government National Mortgage Association Pool #008350 2.375%, 01/20/2024 ***	25,153
4,821	Government National Mortgage Association Pool #008375 3.375%, 02/20/2024 ***	4,971
5,800	Government National Mortgage Association Pool #008395 3.375%, 03/20/2024 ***	5,981
2,475	Government National Mortgage Association Pool #008410 3.375%, 04/20/2024 ***	2,550
5,326	Government National Mortgage Association Pool #008421 5.375%, 05/20/2024 ***	5,485
4,659	Government National Mortgage Association Pool #008502 1.625%, 09/20/2024 ***	4,800
7,648	Government National Mortgage Association Pool #008503 1.625%, 09/20/2024 ***	7,875
6,039	Government National Mortgage Association Pool #008565 3.125%, 12/20/2024 ***	6,215
9,940	Government National Mortgage Association Pool #008567 3.125%, 12/20/2024 ***	10,413
23,628	Government National Mortgage Association Pool #008595 3.375%, 02/20/2025 ***	24,413
5,402	Government National Mortgage Association Pool #008660 7.000%, 07/20/2025 ***	5,573
20,654	Government National Mortgage Association Pool #080450 3.625%, 09/20/2030 ***	21,105
44,971	Government National Mortgage Association Pool #080524 1.625%, 07/20/2031 ***	46,663
51,411	Government National Mortgage Association Pool #080569 5.000%, 01/20/2032 ***	53,502
6,055	Government National Mortgage Association Pool #080659 2.125%, 12/20/2032 ***	6,269
66,410	Government National Mortgage Association Pool #081113 1.625%, 10/20/2034 ***	68,901
33,716	Government National Mortgage Association Pool #081727 5.500%, 7/20/2036 ***	34,870
56,532	Government National Mortgage Association Pool #082903 2.500%, 08/20/2041 ***	58,089
337	Government National Mortgage Association Pool #314616 8.500%, 04/15/2022	338
1,460	Government National Mortgage Association Pool #335228 7.500%, 12/15/2023	1,580
546	Government National Mortgage Association Pool #343498 8.000%, 02/15/2023	549
294	Government National Mortgage Association Pool #352081 7.000%, 09/15/2023	320
1,553	Government National Mortgage Association Pool #352837 6.500%, 01/15/2024	1,786
1,161	Government National Mortgage Association Pool #353946 7.000%, 02/15/2024	1,165
933	Government National Mortgage Association Pool #426033 6.500%, 04/15/2026	1,073
8,574	Government National Mortgage Association Pool #460203 7.000%, 04/15/2028	9,497
250,000	Government National Mortgage Association Series 2012-113 Cl Py 2.50%, 09/20/2042 **	254,014
		729,974
U.S. Small Business Administration - 0.23%
60,366	U.S. Small Business Administration Pool #508527 3.575%, 02/25/2018	61,211

United States Treasury Note Bonds - 0.87%
125,000	United States Treasury Note Bond 2.375%, 07/31/2017	127,198
100,000	United States Treasury Note Bond 3.375%, 11/15/2019	108,301
		235,499

TOTAL FOR U.S. GOVERNMENT AGENCIES AND OBLIGATIONS (Cost $9,313,720) - 34.75%		9,382,068

SHORT-TERM INVESTMENTS - 2.58%
697,024	Fidelity Money Market Portfolio Institutional Class 0.54% **	697,024

TOTAL FOR SHORT-TERM INVESTMENTS (Cost $697,024) - 2.58%		697,024

TOTAL INVESTMENTS (Cost $26,188,208) **** - 99.45%		26,854,041

OTHER ASSETS LESS LIABILITIES - 0.55%		147,922

NET ASSETS - 100.00%		$ 27,001,963

* Non-Income producing.
** Variable rate security; the coupon rate shown represents the yield at July 31, 2016.
***Adjustable rate security; the coupon rate shown represents the yield at July 31, 2016.

**** At July 31, 2016 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $26,188,208 amounted to $827,910, which consisted of aggregate gross unrealized appreciation of $921,594 and aggregate gross unrealized depreciation of $93,684.

NOTES TO FINANCIAL STATEMENTS
Epiphany FFV Strategic Income Fund
1. SECURITY TRANSACTIONS

At July 31, 2016 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $26,188,208 amounted to $827,910, which consisted of aggregate gross unrealized appreciation of $921,594 and aggregate gross unrealized depreciation of $93,684.

2. SECURITY VALUATION
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of July 31, 2016, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$ 1,378,228	$ -	$ -	$ 1,378,228
Corporate Bonds	-	8,806,696	-	8,806,696
Limited Partnerships	117,219	-	-	117,219
Municipal Bonds	-	1,551,969	-	1,551,969
Preferred Securities	4,721,831	-	-	4,721,831
Real Estate Investment Trusts	199,006	-	-	199,006
U.S. Government Agencies and Obligations	-	9,382,068	-	9,382,068
Short-Term Investments:
Fidelity Money Market Portfolio Institutional Class	697,024	-	-	697,024
	$ 7,113,308	$19,740,733	$ -	$ 26,854,041

There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Fund's policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

	Epiphany FFV Latin America Fund
	Schedule of Investments
	July 31, 2016 (Unaudited)

Shares		Value

COMMON STOCKS - 90.18%

Air Transportation, Scheduled - 4.37%
43,000	Grupo Aeromexico SAB de CV (Mexico) *	$ 84,229
14,000	Latam Airlines Group SA ADR *	122,500
		206,729
Aircrafts - 1.51%
3,900	Embraer SA (Brazil)	71,253

Airports, Flying Fields & Airport Terminal Services - 3.72%
2,000	Grupo Aeroportuario del Centro Norte, SAB de CV ADR	99,220
500	Grupo Aeroportuario del Sureste, SAB de CV ADR	76,855
		176,075
Basic & Diversified Chemicals - 3.65%
51,000	Alfa, SAB de CV (Mexico)	83,472
41,000	Mexichem SAB de CV (Mexico)	89,342
		172,813
Beverages - 1.95%
16,000	Ambev SA	92,480

Bottled & Canned Soft Drinks & Carbonated Waters - 1.66%
1,000	Coca Cola Femsa SA de C.V.	78,580

Cement, Hydraulic - 2.18%
13,497	CEMEX, SAB de CV (Mexico) *	103,252

Chemicals - 1.70%
7,000	Braskem S.A.	80,500

Commercial Banks, NEC - 10.01%
11,748	Banco Bradesco ADR	102,208
2,400	Bancolombia SA ADR	81,984
17,000	Banregio Grupo Financiero	97,388
600	Creditcorp Ltd.	96,198
17,500	Grupo Financiero Banorte SAB de CV	95,838
		473,616
Communications Equipment - 0.00%
200	Telesites SAB de CV (Mexico) *	121

Crude Petroleum & Natural Gas - 2.66%
14,500	Petroleo Brasileiro SA ADR Class A *	125,860

Diversified Finance Services - 3.50%
41,000	Credito Real SAB de CV	76,550
34,000	Unifin Financiera Sapi de CV	89,192
		165,743
Electric Services - 7.47%
12,000	CIA Paranaense de Energia ADR	118,800
5,000	CPFL Energia S.A.	70,250
3,300	Empresa Nacional de Electricid ADR	90,090
13,000	Enersis Chile SA	74,620
		353,760
Food - 2.14%
34,000	Grupo Bimbo SAB de CV	101,341

Food Manufacturing - 3.73%
7,000	Gruma SAB de CV (Mexico)	100,671
35,000	Grupo Lala SAB de CV (Mexico)	76,025
		176,695
Gold & Silver Ores - 2.48%
8,000	Compania de Minas Buenaventura Series B ADR *	117,200

Heavy Construction Other Than Building Construction-Contractors - 2.17%
8,800	Promortora y Operadora de Infraestructura SAB de C.V.	102,618

Industrial Inorganic Chemicals - 1.72%
9,500	Ecopetrol SA ADR	81,225

Meat Packing Plants - 2.36%
6,700	BRF-Brasil Foods S.A. ADR	111,756

Metal Mining - 6.27%
40,000	Grupo Mexico SAB de CV (Mexico)	96,527
3,000	Southern Copper Corp.	77,970
21,300	Vale SA ADR	122,475
		296,972
Natural Gas Distribution - 3.81%
21,000	Ienova (Mexico)	84,824
4,200	Ultrapar Holdings, Inc. (Brazil)	95,634
		180,458
Paper Mills - 1.56%
12,000	Fibria Celulose S.A.	73,800

Real Estate - 1.73%
57,000	Corporacion Inmobiliaria Vesta SAB de CV (Mexico)	82,075

Retail-Department Stores - 1.60%
7,800	El Puerto de Liverpool SA (Mexico)	75,595

State Commercial Banks - 2.43%
11,000	Itau Unibanco Holding S.A. ADR	114,950

Steel Works, Blast Furnaces & Rolling & Finishing Mills - 1.67%
33,400	Gerdau S.A. ADR	78,824

Sugar & Confectionery Products - 2.10%
14,900	Cosan, Ltd. Class-A (Brazil)	99,532

Telephone Communications (No Radio Telephone) - 6.25%
6,700	America Movil SAB de CV ADR	77,251
7,100	Telesp-Telecomunicacoes- ADR	107,494
8,600	Tim Participacoes SA ADR	110,854
		295,599
Television Broadcasting Stations - 1.74%
3,100	Grupo Televisa S.A. ADR	82,367

Wholesale-Beer, Wine & Distilled Alcholic Beverages - 2.03%
2,800	Vina Concha Y Toro S.A.VCO ADR	96,264

TOTAL FOR COMMON STOCKS (Cost $5,113,262) - 90.18%		4,268,051

EXCHANGE TRADED FUNDS - 7.59%
8,500	Global X/InterBolsa FTSE Colombia *	74,630
4,000	Global X MSCI Argentia ETF *	90,360
2,600	iShares MSCI All Peru Capped Index Fund *	89,258
9,000	iShares MSCI All Brazil Small Cap ETF *	105,120

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $342,636) - 7.59%		359,368

REAL ESTATE INVESTMENT TRUSTS - 1.66%
38,500	Fibra Uno Admistraction SA	78,515

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $126,549) - 1.66%		78,515

SHORT TERM INVESTMENTS - .42%
19,798	Fidelity Money Market Portfolio Institutional Class 0.37% **	19,798

TOTAL FOR SHORT TERM INVESTMENTS (Cost $19,798) - .42%		19,798

TOTAL INVESTMENTS (Cost $5,602,245) *** - 99.85%		4,725,732

OTHER ASSETS LESS LIABILITIES - 0.15%		7,100

NET ASSETS - 100.00%		$ 4,732,831

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at July 31, 2016.

*** At July 31, 2016 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $5,602,245 amounted to -$876,513, which consisted of aggregate gross unrealized appreciation of $431,191 and aggregate gross unrealized depreciation of $1,307,704.

ADR - American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
Epiphany FFV Latin America Fund
1. SECURITY TRANSACTIONS

At July 31, 2016 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $5,602,245 amounted to-$876,513, which consisted of aggregate gross unrealized appreciation of $431,191 and aggregate gross unrealized depreciation of $1,307,704.

2. SECURITY VALUATION
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of July 31, 2016, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$ 4,268,051	$ -	$ -	$ 4,268,051
Exchange Traded Funds	359,368	-	-	359,368
Real Estate Investment Trusts	78,515			78,515
Short Term Investments	19,798	-	-	19,798
	$ 4,725,732	$ -	$ -	$ 4,725,732

There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Fund's policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

ITEM 2. CONTROLS AND PROCEDURES.

      (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

      (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Epiphany Funds

By (Signature and Title)

*

/s/ Samuel J. Saladino, III, President

Samuel J. Saladino, III, President

Date: September 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*

/s/Samuel J. Saladino, III, President

Samuel J. Saladino, III, President

Date: September 28, 2016

By (Signature and Title)

*

/s/Bob Anastasi

Bob Anastasi, Treasurer

Date: September 28, 2016

* Print the name and title of each signing officer under his or her signature.